UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

McKee International Equity Portfolio
A series of The Advisors’ Inner Circle Fund

McKee International Equity Portfolio
Proposal	Proposed by	Mgt. Position	Registrant Voted

TAIWAN SEMICONDUCTOR MFG. CO. LTD.
Security ID: 874039100
Ticker: TSM
Meeting Date: 08-Jun-21
Meeting Type: Annual
1	To accept 2020 Business Report and Financial Statements.	Management	For	Voted - For
2
Based on recent amendments to the "Template of Procedures for Election of Director" by the Taiwan Stock Exchange, to approve amendments to the ballot format requirement for election of Directors set forth in TSMC's "Rules for Election of Directors".
		Management	For	Voted - For
3	To approve the issuance of employee restricted stock awards for year 2021.	Management	For	Voted - For
5.1	Director: Mark Liu*	Management	For	Voted - For
5.2	Director: C.C. Wei*	Management	For	Voted - For
5.3	Director: F.C. Tseng*	Management	For	Voted - For
5.4	Director: Ming-Hsin Kung*+	Management	For	Voted - For
5.5	Director: Sir Peter L. Bonfield#	Management	For	Voted - For
5.6	Director: Kok-Choo Chen#	Management	For	Voted - For
5.7	Director: Michael R. Splinter#	Management	For	Voted - For
5.8	Director: Moshe N. Gavrielov#	Management	For	Voted - For
5.9	Director: Yancey Hai#	Management	For	Voted - For
5.10	Director: L. Rafael Reif#	Management	For	Voted - For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security ID: 881624209
Ticker: TEVA
Meeting Date: 14-Jun-21
Meeting Type: Annual
1A.	Election of Director: Rosemary A. Crane	Management	For	Voted - For
1B.	Election of Director: Abbas Hussain	Management	For	Voted - For
1C.	Election of Director: Gerald M. Lieberman	Management	For	Voted - For
1D.	Election of Director: Prof. Ronit Satchi-Fainaro	Management	For	Voted - For
2.	To approve, on a non-binding advisory basis, the compensation for Teva's named executive officers.	Management	For	Voted - For
3.	To appoint Kesselman & Kesselman, a member of PricewaterhouseCoopers International Ltd., as Teva's independent registered public accounting firm until Teva's 2022 annual meeting of shareholders.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 23, 2021